Additional Information - Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2011	2010	2009
ASSETS
Current assets:
Cash and cash equivalent	60,910,164	110,180,720	33,384,536
Restricted cash	7,500,000	7,500,000	12,502,008
Short-term investments	—	2,453,951	—
Accounts receivable, net	—	440,471	291,073
Amount due from subsidiaries	184,382,596	233,334,694	367,524,590
Prepaid expense and other current assets	2,062,772	1,291,686	2,528,056
Total current assets	254,855,532	355,201,522	416,230,263
Plant and equipment, net	3,641,906	6,638,222	8,164,963
Acquired intangible assets, net	125,561,477	139,510,804	160,939,520
Deferred cost, net	—	—	—
Investment in subsidiaries	2,332,053,306	2,099,436,556	1,826,666,595
Investment in equity affiliate	19,334,686	7,665,454	7,670,044
TOTAL ASSETS	2,735,446,907	2,608,452,558	2,419,671,385

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	20,500	8,215,543	4,838,515
Accrued expenses and other current liabilities	17,150,825	27,314,886	72,893,883
Amount due to subsidiaries	206,461,640	187,698,654	77,516,511
Short-term borrowings	209,026,670	109,470,000	146,418,700
Current portion of promissory note	29,374,461	29,374,461	78,608,288
Current portion of long-term payables relating to license agreement	—	9,000,000	18,622,691
Commitment to issue shares and warrants Relating to litigation
settlement	—	—	120,237,773
Income tax payable	37,606	1,868,371	—
Total current liabilities	462,071,702	372,941,915	519,136,361
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long term liabilities	—	9,646,000	20,970,000
Total long-term liabilities	28,559,711	65,973,268	104,294,641
Total liabilities	490,631,413	438,915,183	623,431,002
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares
authorized, 27,487,676,065, 27,334,063,747, and 22,375,886,604
shares issued and outstanding at December 31, 2011, 2010 and
2009, respectively	10,995,071	10,933,707	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,524	3,499,723,153
Convertible preferred shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911, nil and nil shares issued and
outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	—	—
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES AND EQUITY	2,735,446,907	2,608,452,558	2,419,671,385

Schedule of Condensed Statements of Operations

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Revenue	303,572	14,508,954	20,943,735
Operating expenses:
General and administrative expenses	8,613,191	29,811,340	111,308,433
Amortization of acquired intangibles assets	23,655,994	21,428,716	32,965,281
Impairment loss of long-lived assets	—	—	5,630,237
Litigation settlement	—	—	55,182,838
Total operating expenses	32,269,185	51,240,056	205,086,789
Loss from operations	(31,965,613)	(36,731,102)	(184,143,054)
Other income (expense):
Interest income	449,128	358,830	399,655
Interest expense	(4,627,596)	(4,714,813)	(7,314,896)
Change in the fair value of commitment to issue shares and warrants	—	(29,815,452)	(30,100,793)
Other income (expense), net	934,689	(5,493,222)	7,563,790
Total other expense, net	(3,243,779)	(39,664,657)	(29,452,244)
Net loss before income tax	(35,209,392)	(76,395,759)	(213,595,298)
Income tax expense	(214,509)	(4,631,225)	(9,163,471)
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Profit (loss) from investment in subsidiaries	(232,973,977)	93,842,551	(738,996,294)
Gain on disposition of a subsidiary	17,103,295	—	—
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Net income (loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)

Schedule of Condensed Statements of Cash Flows

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Operating activities
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Adjustments to reconcile net loss to net cash provided
by (used in) operating activities:
Loss on disposal of plant and equipment	412,231	—	—
Loss (profit) from investment in subsidiaries	232,973,977	(93,842,551)	738,996,294
Loss (gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	—	—
Depreciation and amortization	24,955,467	23,474,623	34,357,584
Impairment loss of long-lived assets	—	—	5,630,237
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory note and long-
term payable relating to license agreements	2,232,443	3,840,668	2,557,329
Litigation settlement (noncash portion)	—	—	9,211,849
Change in the fair value of commitment to issue shares and
warrants	—	29,815,452	30,100,793
Forgiveness of payables	(17,565,487)	—	—
Allowance for doubtful accounts	(2,560)	630	30,911,015
Other non-cash expense	—	516,910	—
Changes in operating assets and liabilities:
Accounts receivable, net	443,031	(150,028)	(32,671)
Amount due from subsidiaries	51,874,629	134,189,896	(194,240,814)
Prepaid expense and other current assets	(771,087)	1,236,370	(2,669,420)
Accounts payable	(7,887,375)	6,636,844	(232,240)
Amount due to subsidiaries	11,656,136	110,182,143	16,004,466
Accrued expenses and other current liabilities	1,224,075	(40,072,877)	(11,978,670)
Other long term liabilities	(9,646,000)	(11,324,000)	20,970,000
Change in liabilities relating to litigation settlement	—	—	212,167,381
Income tax payable	(1,830,765)	1,868,371	(474,983)
Net cash provided by operating activities	25,004,697	187,982,651	(60,331,812)
Investing activities:
Purchase of plant and equipment	(1,919,922)	(3,778,983)	(19,507,536)
Proceeds from sell of plant and equipment and other Asset	—	—	64,899,316
Purchases of acquired intangible assets	(5,405,800)	(14,716,700)	(41,728,828)
Purchase of short-term investments	(19,007,734)	(2,453,951)	—
Proceeds from sell of short-term investments	21,461,685	—	—
Purchase of equity investment	(1,000,000)	—	—
Investment in subsidiaries	(451,086,556)	(179,000,125)	(11,980,551)
Change in restricted cash	—	5,002,008	(12,502,008)
Net cash used in investing activities	(456,958,327)	(194,947,751)	(20,819,607)
Financing activities:
Proceeds from short-term borrowing	227,209,647	104,270,000	80,464,986
Repayment of short-term debt	(127,652,977)	(141,218,700)	(115,304,059)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	—	199,122,212	—
Proceeds from issuance of preferred shares	308,297,502	—	—
Net cash provided by (used in) financing activities	381,379,179	84,391,190	(49,624,047)
Effect of exchange rate changes	1,303,895	(629,906)	52,960
NET INCREASE (DECREASE) IN CASH AND CASH
EQUIVALENTS	(49,270,556)	76,796,184	(130,722,506)
CASH AND CASH EQUIVALENTS, beginning of period	110,180,720	33,384,536	164,107,042
CASH AND CASH EQUIVALENTS, end of period	60,910,164	110,180,720	33,384,536
SUPPLEMENTAL DISCLOSURES OF NON-CASH
INVESTING AND FINANCIAL ACTIVITIES
Accounts payable for plant and equipment	(20,500)	(328,168)	(1,587,984)